Reconciliation to Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,460,095,329	$ 1,272,303,113
Loans in default and deemed distributed	(747,052)	(578,346)
Net assets per the Form 5500	$ 1,459,348,277	$ 1,271,724,767